Filed with the U.S. Securities and Exchange Commission on December 2, 2019
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 926	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 928	☒
ADVISORS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (626) 914-7363
Jeffrey T. Rauman, President and Chief Executive Officer
Advisors Series Trust
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

As soon as practical after the effective date of this Registration Statement
Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on December 31, 2019 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[X]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 721 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on May 6, 2016, and pursuant to Rule 485(a)(2) would have become effective on July 20, 2016.

Post-Effective Amendment No. 731 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 19, 2016, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 734 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 19, 2016, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 737 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 18, 2016, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 738 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 17, 2016, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 741 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 17, 2016, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 744 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 16, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 746 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 15, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 756 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 17, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 765 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 16, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 772 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 16, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 783 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 15, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 784 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 14, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 791 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 14, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 793 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 13, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 797 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 13, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 798 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 12, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 802 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 12, 2017, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 805 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 11, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 807 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 10, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 816 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 12, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 821 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 11, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 828 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 11, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 837 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 10, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 838 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 10, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 842 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 9, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 849 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 8, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 852 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 8, 2018, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 855 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 7, 2018, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 857 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 7, 2018, as the new date upon which the Amendment shall become effective.

Post-Effective Amendment No. 861 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 6, 2019, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 864 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 5, 2019, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 871 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 7, 2019, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 881 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 6, 2019, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 889 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 6, 2019, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 895 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 5, 2019, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 899 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 5, 2019, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 905 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 4, 2019, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 911 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 3, 2019 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 915 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 3, 2019 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 918 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 1, 2019 as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 922 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating November 29, 2019 as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 926 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 31, 2019, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 926 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 926 to its Registration Statement meets all of the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 926 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 2nd day of December, 2019.

Advisors Series Trust

By: /s/ Jeffrey T. Rauman
Jeffrey T. Rauman
President, Chief Executive Officer and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 926 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Gail S. Duree*	Trustee	December 2, 2019
Gail S. Duree

David G. Mertens*	Trustee	December 2, 2019
David G. Mertens

George J. Rebhan*	Trustee	December 2, 2019
George J. Rebhan

Raymond B. Woolson*	Trustee	December 2, 2019
Raymond B. Woolson

Joe D. Redwine*	Trustee	December 2, 2019
Joe D. Redwine

/s/ Cheryl L. King	Treasurer, Vice President and Principal	December 2, 2019
Cheryl L. King	Financial Officer

/s/ Jeffrey T. Rauman	President, Chief Executive Officer and	December 2, 2019
Jeffrey T. Rauman	Principal Executive Officer

*By:/s/ Jeffrey T. Rauman		December 2, 2019
Jeffrey T. Rauman Attorney-In Fact pursuant to Power of Attorney